WireCo WorldGroup Inc.

12200 NW Ambassador Drive

Kansas City, MO 64163

VIA EDGAR

June 14, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	WireCo WorldGroup Inc.

Registration Statement on Form S-4

Ladies and Gentlemen:

We are writing this letter in connection with the filing of the above-referenced Registration Statement for WireCo WorldGroup Inc. (the “Issuer”), which relates to an offer to exchange (the “Exchange Offer”) 9.5% Senior Notes due 2017 (the “Exchange Notes”) for all of the Issuer’s presently outstanding 9.5% Senior Notes due 2017 (the “Original Notes”). We hereby confirm to you that the Issuer is registering the Exchange Offer in reliance upon the Staff’s position enunciated in the Exxon Capital Holdings Corporation (May 13, 1988), Morgan Stanley & Co. Incorporated (June 5, 1991) and Shearman & Sterling (July 2, 1993) no-action letters issued by the Staff. Furthermore, we represent to you as follows:

The Issuer has not entered into any arrangement or understanding with any person to distribute the Exchange Notes to be received in the Exchange Offer and, to the best of the Issuer’s information and belief, each person participating in the Exchange Offer is acquiring the Exchange Notes in its ordinary course of business and has no arrangement or understanding with any person to participate in the distribution of the Exchange Notes to be received in the Exchange Offer. In this regard, the Issuer will make each person participating in the Exchange Offer aware (through the Exchange Offer prospectus or otherwise) that if the Exchange Offer is being used by a person to participate in a distribution of the Exchange Notes to be received in the Exchange Offer that person (i) cannot rely upon the Staff’s position enunciated in the Exxon Capital Holdings Corporation no-action letter issued by the Staff or interpretive letters to similar effect and (ii) must comply with the registration and prospectus delivery requirements of the Securities Act of 1933, as amended (the “Securities Act”), in connection with any secondary resale transaction. The Issuer acknowledges to the Staff that such a secondary resale transaction should be covered by an effective registration statement containing the selling security holder information required by Item 507 or Item 508 of Regulation S-K, as applicable.

Securities and Exchange Commission

June 14, 2011

We further represent to you as follows:

The Issuer (i) will make each person participating in the Exchange Offer aware (through the Exchange Offer prospectus) that any broker-dealer who holds Original Notes acquired for its own account as a result of market-making activities or other trading activities, and who receives Exchange Notes in exchange for such Original Notes pursuant to the Exchange Offer, may be a statutory underwriter and must deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of such Exchange Notes and (ii) will include in the transmittal letter or similar documentation to be executed by an exchange offeree in order to participate in the Exchange Offer the following additional provision: if the exchange offeree is a broker-dealer holding Original Notes acquired for its own account as a result of market-making activities or other trading activities, an acknowledgement that it will deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of Exchange Notes received in respect of such Original Notes pursuant to the Exchange Offer; however, by so acknowledging and by delivering a prospectus, a broker-dealer will not be deemed to admit that it is an “underwriter” within the meaning of the Securities Act.

Finally, in accordance with the processing accommodation that the staff of the Securities and Exchange Commission granted in connection with a Request for Interpretation dated February 18, 2011, and a follow-up conversation, letter and email on February 25, 2011, March 1, 2011 and March 14, 2011, respectively, we hereby undertake that the Issuer and related guarantors will not request effectiveness of the Registration Statement until the ownership arrangement required to satisfy Rule 3-10(d) of Regulation S-X is satisfied (or abandoned, in which case the financial statements presented in the Registration Statement will be substantially enhanced).

Sincerely yours,

WireCo WorldGroup Inc.

By:	/s/ J. Keith McKinnish
J. Keith McKinnish
Senior Vice President - Chief Financial Officer